Segment and Geographic Information - Schedule of Product Revenue Based on Location (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues From External Customers And Long Lived Assets [Line Items]
Product revenue	$ 28,615	$ 7,201	$ 12,263	$ 1,719
United States
Revenues From External Customers And Long Lived Assets [Line Items]
Product revenue	15,054	4,476	7,022	969
Germany
Revenues From External Customers And Long Lived Assets [Line Items]
Product revenue	2,389	958	1,393	597
Rest of Europe
Revenues From External Customers And Long Lived Assets [Line Items]
Product revenue	9,473	1,597	3,516	143
All Other Countries
Revenues From External Customers And Long Lived Assets [Line Items]
Product revenue	$ 1,699	$ 170	$ 332	$ 10